CONSULTING AGREEMENT	6 Months Ended
Mar. 31, 2026
Consulting Agreement
CONSULTING AGREEMENT

21. CONSULTING AGREEMENT

On March 31, 2023, the Company entered into a consulting and services agreement with Spirit Advisors LLC (“Spirit Advisors”). The Company agreed to compensate Spirit Advisors with engagement fee of U.S.$80,000, services fees of U.S.$240,000, and contingent performance fee of: (i) U.S.$200,000, if the Company’s market capitalization at the time of listing was at or below U.S.$50,000,000, or (ii) U.S.$300,000, if the Company’s market capitalization at the time of listing exceeded U.S.$50,000,000. As the Company’s market capitalization at the time of listing exceeded U.S.$50,000,000, the contingent performance fee of U.S.$300,000 was incurred upon the closing of the Company’s IPO on January 17, 2025.

The Company entered into a financial advisory agreement and a follow-on advisory agreement on February 7, 2025, and March 6, 2025, respectively, with Qing “Calvin” Zhu (the “Advisor”), an individual advisor, in connection with the Company’s financing. The Company incurred and paid the Advisor U.S.$250,000 for the services pursuant to the financial advisory agreement and U.S.$250,000 for the services pursuant to the follow-on advisory agreement, on February 17 and March 14, 2025, respectively.